                        SEI INSTITUTIONAL MANAGED TRUST

                              Small Cap Value Fund

                        Supplement Dated August 15, 2001
                    to the Prospectus Dated January 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed David J. Greene and Company, LLC ("D.J. Greene"), as an additional Sub-Adviser to the Trust's Small Cap Value Fund. D.J. Greene was approved as a Sub-Adviser at the Special Meeting of the Board of Trustees held on August 13, 2001 ("Special Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating D.J. Greene, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC"). SIMC recommended the selection of D.J. Greene and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing D.J. Greene, the Trustees carefully evaluated:
(1) the nature and quality of the services expected to be rendered to the Small Cap Value Fund by D.J. Greene; (2) the distinct investment objective and policies of the Small Cap Value Fund; (3) the history, reputation, qualification and background of D.J. Greene's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to D.J. Greene, including any benefits to be received by D.J. Greene or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and D.J. Greene relating to the Small Cap Value Fund, D.J. Greene makes investment decisions for the assets of the Small Cap Value Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Small Cap Value Fund's investment program with respect to these assets. D.J. Greene is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Small Cap Value Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until August, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of D.J. Greene as Sub-Adviser to the Small Cap Value Fund, the "Sub-Advisers" Section of the Prospectus is amended by inserting the following paragraph relating to D.J. Greene:

DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC ("David J. Greene"), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Vice President and Research Analyst, of David J. Greene serve as portfolio managers of a portion of the assets of the Small Cap Value Fund. Messrs. Greene and Nauhm have been Principals of the firm for the past five years.

D.J. Greene was founded in 1938. D.J. Greene was restructured in 1998 to form a limited liability company, now wholly owned by fifteen principals. As of June 30, 2001, D.J. Greene had approximately $2.3 billion in assets under management.

Listed below are the names and principal occupations of the directors and principal executive officer of D.J. Greene. The address of D.J. Greene and the principal business address of such individuals, as it relates to their respective positions at D.J. Greene, is 599 Lexington Avenue, 12th Floor, New York, New York 10022.

NAME                                                                                             TITLE
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Pong Chan                                           Director MIS
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Marcia Dachs                                        CFO
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Jack Estes                                          VP Marketing
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Alan Greene                                         Chairman Investment Committee
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James Greene                                        Portfolio Manager
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Michael Greene                                      CEO & CIO
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Stanley Lee                                         Portfolio Manager
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Clarissa Moore                                      Director of Marketing & Client Service
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Benjamin Nahum                                      EVP & Portfolio Manager
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David Pedowitz                                      EVP & Co-Director of Research
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Jordan Posner                                       Co-Director of Research
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Robert Ravitz                                       Analyst
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Ralph Ruiz                                          Trader
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Stephen Walsh                                       Director of Compliance
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Erwin Zeuschner                                     Portfolio Manager
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SIMC will pay D.J. Greene a fee based on a percentage of the average monthly market value of the assets of the Small Cap Value Fund assigned to D.J. Greene.

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At the Special Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Boston Partners Asset Management, LP ("Boston Partners") as a Sub-Adviser to the Small Cap Value Fund. The Board determined to terminate Boston Partners based on the recent departure of key portfolio management personnel. This termination does not require shareholder approval.

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The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE